Convertible Debt - Schedule of Convertible Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Convertible Debt [Line Items]
Loan and Notes	$ 482,149	$ 1,093,975
Convertible loan [Member]
Schedule of Convertible Debt [Line Items]
Loan and Notes	82,149	72,975
Convertible promissory notes [Member]
Schedule of Convertible Debt [Line Items]
Loan and Notes	$ 400,000	$ 1,021,000